Earnings/(Losses) per Share (Details Textual)						1 Months Ended							1 Months Ended
	Dec. 31, 2012	Dec. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 Class Z Warrants [Member]	Dec. 31, 2012 Class Z Warrants [Member]	Dec. 31, 2011 Class Z Warrants [Member]	Aug. 12, 2011 Class Z Warrants [Member]	Jun. 09, 2011 Class Z Warrants [Member]	Dec. 31, 2010 Class Z Warrants [Member]	Dec. 31, 2009 Class Z Warrants [Member]	Jun. 30, 2011 Class A Warrants [Member]	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2011 Class A Warrants [Member]	Jun. 09, 2011 Class A Warrants [Member]	Dec. 31, 2010 Class A Warrants [Member]	Dec. 31, 2009 Class A Warrants [Member]
Class of Warrant or Right, Outstanding										165,500						15,000
Class of Warrants, Expiration Date						Jul. 26, 2011							Jul. 29, 2011
Class of Warrants, Exercise Price, Description						the exercise price per share was reduced to $1.80 per one-tenth (1/10) of a share of common stock, or $18 per whole share of common stock, from $25 per one-tenth (1/10) of a share, or $250 per whole share.							exercise price of $25.00 per 1/10 share or $250 per whole share.
Class of Warrants, Exercised									886
Common Stock, Shares, Issued	1,362,830		647,562						177
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	1,200	0	195,100	278,727		0	0			165,500	165,500		0	0		15,000	15,000